Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Other tax payable	$ 30	$ 28
Customer contract liability, current	157	84
Other current liabilities	38	36
Total other current liabilities	$ 225	$ 148